CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($) shares in Thousands, $ in Thousands	Total	Previously Reported [Member]	Redeemable Convertible Preferred Stock [Member]	Redeemable Convertible Preferred Stock [Member] Previously Reported [Member]	Redeemable Convertible Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Comprehensive Income (Loss) [Member]
Share outstanding, beginning balance (in shares) at Dec. 31, 2022			93,963			86,360
Shareholder's equity, beginning balance at Dec. 31, 2022	$ (135,128)		$ 170,648					$ 6,602		$ (141,740)		$ 10
Issuance of common stock upon exercise of stock options	306					$ 862		306
Other comprehensive loss	(10)											$ (10)
Stock-based compensation	5,399							5,399
Correction of an immaterial error of redeemable convertible preferred stock warrants	(720)							(720)
Net loss	$ (56,945)									(56,945)
Share outstanding, ending balance (in shares) at Dec. 31, 2023	87,222		62,240	93,963		57,776	87,222
Shareholder's equity, ending balance at Dec. 31, 2023	$ (187,098)	$ (187,098)	$ 170,648	$ 170,648		$ 6	$ 0	11,581	$ 11,587	(198,685)	$ (198,685)
Reverse recapitalization Share			(31,723)			(29,446)
Reverse recapitalization						$ 6		(6)
Issuance of common stock upon exercise of stock options	13					$ 21		13
Stock-based compensation	1,122							1,122
Net loss	(17,998)									(17,998)
Share outstanding, ending balance (in shares) at Mar. 31, 2024			62,240			57,797
Shareholder's equity, ending balance at Mar. 31, 2024	$ (203,961)		$ 170,648			$ 6		12,716		(216,683)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023	87,222		62,240	93,963		57,776	87,222
Shareholder's equity, beginning balance at Dec. 31, 2023	$ (187,098)	(187,098)	$ 170,648	$ 170,648		$ 6	$ 0	11,581	11,587	(198,685)	(198,685)
Net loss	$ (55,107)
Share outstanding, ending balance (in shares) at Sep. 30, 2024	6,250,000		62,240			57,855
Shareholder's equity, ending balance at Sep. 30, 2024	$ (238,172)		$ 170,648			$ 6		15,614		(253,792)
Share outstanding, beginning balance (in shares) at Dec. 31, 2023	87,222		62,240	93,963		57,776	87,222
Shareholder's equity, beginning balance at Dec. 31, 2023	$ (187,098)	$ (187,098)	$ 170,648	$ 170,648		$ 6	$ 0	11,581	11,587	(198,685)	(198,685)
Issuance of common stock upon exercise of stock options	172					$ 424		172
Stock-based compensation	5,550							5,550
Net loss	$ (69,459)									(69,459)
Share outstanding, ending balance (in shares) at Dec. 31, 2024	58,057	87,646	62,240	93,963		58,057	87,646
Shareholder's equity, ending balance at Dec. 31, 2024	$ (250,835)	$ (250,835)	$ 170,648	$ 170,648		$ 6		17,303	17,309	(268,144)	(268,144)
Share outstanding, beginning balance (in shares) at Mar. 31, 2024			62,240			57,797
Shareholder's equity, beginning balance at Mar. 31, 2024	(203,961)		$ 170,648			$ 6		12,716		(216,683)
Issuance of common stock upon exercise of stock options	10					$ 15		10
Stock-based compensation	1,149							1,149
Net loss	(17,965)									(17,965)
Share outstanding, ending balance (in shares) at Jun. 30, 2024			62,240			57,812
Shareholder's equity, ending balance at Jun. 30, 2024	(220,767)		$ 170,648			$ 6		13,875		(234,648)
Issuance of common stock upon exercise of stock options	21					$ 43		21
Stock-based compensation	1,718							1,718
Net loss	$ (19,144)									(19,144)
Share outstanding, ending balance (in shares) at Sep. 30, 2024	6,250,000		62,240			57,855
Shareholder's equity, ending balance at Sep. 30, 2024	$ (238,172)		$ 170,648			$ 6		15,614		(253,792)
Share outstanding, beginning balance (in shares) at Dec. 31, 2024	58,057	87,646	62,240	93,963		58,057	87,646
Shareholder's equity, beginning balance at Dec. 31, 2024	$ (250,835)	$ (250,835)	$ 170,648	$ 170,648		$ 6		17,303	17,309	(268,144)	(268,144)
Reverse recapitalization Share			(31,723)			(29,589)
Reverse recapitalization						$ 6		(6)
Issuance of common stock upon exercise of common stock warrants						17
Issuance of common stock upon exercise of stock options	508					$ 942		508
Stock-based compensation	1,878							1,878
Net loss	(128,185)									(128,185)
Share outstanding, ending balance (in shares) at Mar. 31, 2025			62,240			59,016
Shareholder's equity, ending balance at Mar. 31, 2025	$ (376,634)		$ 170,648			$ 6		19,689		(396,329)
Share outstanding, beginning balance (in shares) at Dec. 31, 2024	58,057	87,646	62,240	93,963		58,057	87,646
Shareholder's equity, beginning balance at Dec. 31, 2024	$ (250,835)	$ (250,835)	$ 170,648	$ 170,648		$ 6		17,303	$ 17,309	(268,144)	$ (268,144)
Net loss	$ (511,846)
Share outstanding, ending balance (in shares) at Sep. 30, 2025	174,957		142			174,957
Shareholder's equity, ending balance at Sep. 30, 2025	$ (219,503)		$ 223,185			$ 17		560,470		(779,990)
Share outstanding, beginning balance (in shares) at Mar. 31, 2025			62,240			59,016
Shareholder's equity, beginning balance at Mar. 31, 2025	(376,634)		$ 170,648			$ 6		19,689		(396,329)
Issuance of common stock upon exercise of stock options	428					$ 726		428
Stock-based compensation	3,013							3,013
Net loss	(113,726)									(113,726)
Share outstanding, ending balance (in shares) at Jun. 30, 2025			62,240			59,742
Shareholder's equity, ending balance at Jun. 30, 2025	(486,919)		$ 170,648			$ 6		23,130		(510,055)
Issuance of common stock upon exercise of common stock warrants					142
Series A redeemable convertible preferred stock issued in connection with reverse recapitalization, net					$ 223,185
Issuance of common stock upon exercise of stock options	285					$ 462		285
Stock-based compensation	5,245							5,245
Net loss	(269,935)									(269,935)
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization (in shares)			(62,240)			62,240
Conversion of redeemable convertible preferred stock in connection with reverse recapitalization	170,648		$ (170,648)			$ 6		170,642
Reverse recapitalization transaction, net of transaction costs (in shares)						52,513
Reverse recapitalization transaction, net of transaction costs	$ 361,173					$ 5		361,168
Share outstanding, ending balance (in shares) at Sep. 30, 2025	174,957		142			174,957
Shareholder's equity, ending balance at Sep. 30, 2025	$ (219,503)		$ 223,185			$ 17		$ 560,470		$ (779,990)